TO THE SHAREHOLDERS

During the quarter ended September 30, 1995, the net asset value of Scout WorldWide Fund rose from $11.56 to $12.03, a total return (price change and reinvested distributions) of 4.07%. Over the same period the unmanaged Standard & Poor's 500 index earned 7.95% and the international markets as measured by the unmanaged Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) index gained 3.87%.

The total return for the nine months ended September 30, 1995 was 12.61%. In comparison, the Morgan Stanley Capital International EAFE index returned 6.57%. Average annual compounded total returns for one year and the life of the Fund (inception September 14, 1993) as of September 30, 1995 were 11.63% and 10.92%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The big news in international investing in the third quarter was the strength of the U.S. dollar. Germany and Japan's export-oriented companies were hurt by the increased strength of the U.S. dollar and therefore became less competitive in world markets. Although Germany's economy continues to show moderate growth, Japan's economy remains in a recession and their banking system has become considerably stressed. In response to these pressures, Japan cut short-term interest rates and increased its U.S. dollar position.

This action caused both Germany and Japan's export-oriented company stocks to improve, and overall both markets rose. But, those gains were partially offset by the weakness of Germany and Japan's own currencies. Scout WorldWide Fund does not hedge its currency exposure. We feel that this investment philosophy has served our shareholder's well in the past and should be adhered to in this unsteady market environment.

Since our last report we have purchased shares of Carrefour Supermarche, a French retailer. Most of their stores are in the "hyper-mart" format which is very popular abroad but has never caught on in this country. Carrefour has operations in other countries, like Spain, Portugal and Brazil. We also added shares of Repsol, the Spanish oil company.

During the quarter we reduced our technology positions. A number of these stocks have done very well and we thought it was prudent to take some profits.

Thank you for making Scout WorldWide Fund a part of your investment program.

Sincerely,

Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally
insured by the Federal Deposit Insurance Corporation      or any other
federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.




FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1995
								Market
  Shares    Company                                              Value
COMMON STOCKS (ADR's) _ 81.50%
AUSTRALIA _ 4.66%
  10,290  Broken Hill Proprietary Ltd.                  $       563,378
  19,380  Coles Myer Ltd.                                       494,190
							      1,057,568
BELGIUM _  0.59%
     250  Solvay Cie S.A.                                       133,638
CANADA _  5.98%
  15,000  BCE Inc.*                                             500,625
  33,300  Canadian Pacific Ltd.*                                532,800
   7,200  Magna International Inc. Cl. A*                       324,900
							      1,358,325
DENMARK _  2.66%
   6,200  Novo-Nordisk A.S.                                     189,100
  16,000  Tele Danmark A.S.                                     414,000
								603,100
FINLAND _  1.54%
   5,000  Nokia, CP ADS Pfd.                                    348,750
FRANCE _  11.44%
  29,458  Alcatel Alsthom                                       500,786
     390  Carrefour Supermarche*                                229,545
   6,638  Elf Aquitaine                                         223,203
   2,800  Rhone-Poulenc Rorer Inc.*                             127,400
  28,400  Rhone-Poulenc S.A.                                    575,100
   6,100  Schlumberger Ltd.*                                    398,025
  18,035  Total S.A.                                            543,304
							      2,597,363
GERMANY _ 4.28%
  11,000  Bayer A.G.                                            281,386
  14,600  Dresdner Bank A.G.                                    396,564
   2,900  Siemens A.G.                                          294,005
								971,955
HONG KONG _ 0.91%
  40,000  China Light & Power Ltd.                              206,944
IRELAND _  2.50%
  13,700  Elan Corp. PLC                                        568,550
ITALY _ 4.95%
  24,000  Benetton Group S.p.A.                                 504,000
   3,200  Luxottica Group S.p.A.                                156,400
  15,000  STET Societa Finanziaria                              463,125
							      1,123,525
JAPAN _ 9.13%
   4,700  Canon Inc.                                            418,887
   6,000  Fuji Photo Film Ltd.                                  297,750
   4,700  Hitachi, Ltd.                                         517,587
   1,400  Ito Yokado, Ltd.                                      306,600
  10,000  Pioneer Electronics Corp.                             186,250
   4,000  Sony Corp.                                            212,000
   3,500  Toyota Motor Corp.                                    133,438
							      2,072,512
NETHERLANDS _  3.07%
   2,700  Akzo N.V.                                             162,338
   5,508  Koninklijke Ahold N.V.                                207,927
   5,000  Polygram N.V.                                         326,250
								696,515
NEW ZEALAND _  0.82%
   3,000  Telecom Corp. of New Zealand                          185,250
NORWAY _ 0.68%
   3,555  Norsk Hydro A.S.                                      153,309
SPAIN _  1.68%
  12,000  Repsol S.A.                                           381,000
SWEDEN _  5.85%
   8,600  Aktiebolaget Electrolux                               411,725
  27,000  Ericsson (L.M.)
  27,000rts.  Telephone Co. Cl. B                               689,580
  12,500  Svenska Cellulosa Aktiebo                             226,461
							      1,327,766
SWITZERLAND _ 4.97%
   4,000  BBC Brown Boveri Ltd.                                 466,124
   6,200  Ciba Geigy A.G.                                       249,824
   8,000  Nestle S.A.                                           411,818
							      1,127,766
UNITED KINGDOM _ 14.56%
  10,000  Bass Public Ltd. Co.                                  202,500
   6,200  British Gas PLC                                       258,850
  18,822  Cadbury Schweppes Ltd. PLC                            578,777
   4,200  Carlton Communications                                138,600
   8,793  Grand Metropolitan Ltd. PLC                           246,204
   3,200  Reuters Holdings PLC                                  169,200
  12,000  SmithKline Beecham PLC                                607,500
  10,000  Vodafone Group                                        410,000
  63,000  Waste Management International                        693,000
							      3,304,631
UNITED STATES _  1.23%
   8,000  Sprint Corp.*                                         280,000

TOTAL COMMON STOCKS _ 81.50%                                 18,498,467

  Face                                                          Market
  Amount     Description                                         Value
SHORT-TERM CORPORATE NOTES _  13.18%
$  500,000 Abbott Laboratories,
		5.68%, due October 5, 1995                      499,527
   500,000  AT&T Corp.,
		5.69%, due October 11, 1995                     499,052
   500,000  Chevron Corp.,
		5.72%, due October 26, 1995                     497,855
   500,000  Hershey Foods Corp.,
		5.70%, due October 5, 1995                      499,525
   500,000  IBM Corp.,
		5.73%, due October 19, 1995                     498,408
   500,000  Xerox Credit Corp.,
		5.70%, due October 25, 1995                     497,941
TOTAL SHORT-TERM
CORPORATE NOTES _ 13.18%                                      2,992,308

REPURCHASE AGREEMENT _ 6.12%
 1,390,000  Northern Trust Co.,
		6.00%, due October 2, 1995
		(Collateralized by U.S.
		Treasury Notes, 4.00%,
		due January 31, 1996)                        1,390,000

TOTAL INVESTMENTS _ 100.80%                         $       22,880,775

Other assets less liabilities _ (0.80%)                       (182,268)

TOTAL NET ASSETS _ 100.00%
	(equivalent to $12.03 per share;
	10,000,000 shares of $1.00 par
	value capital shares authorized;
	1,886,641 shares outstanding)               $       22,698,507

BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1995, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.

This report has been prepared for the information of the Shareholders of Scout WorldWide Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.